Allowance for expected credit losses	6 Months Ended
Jun. 30, 2026
Disclosure of allowance for expected credit losses [Abstract]
Allowance for expected credit losses	Note 10: Allowance for expected credit losses
The calculation of the Group’s allowance for expected credit losses requires the Group to make a number of judgements, assumptions and estimates. These are set out in full in note 19 to the Group’s financial statements for the year ended 31 December 2025, with the most significant set out below.
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

At 30 June 2026	Modelled ECL £m	Individually assessed £m	Judgemental adjustments £m	Total ECL £m

UK mortgages	602	–	67	669
Credit cards	589	–	56	645
Other Retail	909	–	73	982
Commercial Banking	535	369	(54)	850
Other	1	–	–	1
Total	2,636	369	142	3,147

At 31 December 2025
UK mortgages	623	–	108	731
Credit cards	540	–	63	603
Other Retail	916	–	75	991
Commercial Banking	542	354	(21)	875
Other	1	–	–	1
Total	2,622	354	225	3,201
Adjustments to modelled ECL
UK mortgages: £67 million (31 December 2025: £108 million)
These adjustments principally comprise:
Repossession risk: £67 million (31 December 2025: £85 million)
Additional ECL continues to be held judgementally to capture the potential repossession and recovery risk from specific subsets of largely long-term defaulted cases. The reduction in the adjustment comes from the reclassification of one part previously needed to set an anticipated longer duration between default and repossession than was observable at the time. Having now seen that elongation emerge and subsequently normalise there is now sufficient observable behaviour to return to a data driven approach.
Adjustment for specific segments: £nil (31 December 2025: £13 million)
An adjustment was previously required to address fire safety and cladding uncertainty as not fully captured through collective models. This adjustment has been fully released as the risk is now deemed immaterial following reduction in exposure to these properties.
Credit cards: £56 million (31 December 2025: £63 million) and Other Retail: £73 million (31 December 2025:
£75 million)
These adjustments principally comprise:
Lifetime extension: Credit cards: £49 million (31 December 2025: £49 million) and Other Retail: £9 million
(31 December 2025: £9 million)
An adjustment is required to extend the lifetime used for Stage 2 exposures on Retail revolving products from a three-year modelled lifetime, which reflected the outcome data available when the ECL models were developed, to a more representative lifetime. Incremental defaults beyond year three are calculated through the extrapolation of the default trajectory observed throughout the three years and beyond.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Adjustments to loss rates: Other Retail: £37 million (31 December 2025: £25 million)
An adjustment is made to the loss given default (LGD) assumptions within the motor credit model to capture observed loss rates and the latest outlook on used car prices. The increase in the period reflects both the further adjustment required as the model now captures distorted historical loss-data from the Covid-period, as well as a small expected deterioration in loss rates.
Commercial Banking: £(54) million (31 December 2025: £(21) million)
These adjustments principally comprise:
Corporate insolvency rates: £(104) million (31 December 2025: £(119) million)
The volume of UK corporate insolvencies continues to exhibit an elevated trend beyond December 2019 levels, revealing a marked misalignment between observed UK corporate insolvencies and the Group’s equivalent credit performance. This dislocation gives rise to uncertainty over the drivers of the observed trends in the metric and the appropriateness of the Group’s Commercial Banking model response which uses observed UK corporate insolvencies data to anchor future loss estimates to. Given the Group’s stable credit performance, a negative adjustment is applied by reverting judgementally to the long-term average of the insolvency rate. The scale of the negative adjustment reduced in the period reflecting the reduction in observed actual UK corporate insolvency rates, narrowing the gap of the misalignment.
Adjustments for loss given defaults (LGDs): £50 million (31 December 2025: £50 million)
An adjustment is required for a specific segment of the SME portfolio which judgementally applies a more appropriate blended LGD rate from credit risk profile segments more aligned to experience.
Global tariff and political disruption risks: £nil (31 December 2025: £48 million)
An adjustment was previously held to recognise the potential risks to specific drivers across various corporate sectors not reflected in broad macroeconomic model drivers. These were in relation to potential nuanced risks to businesses inherent in the base case which could also worsen in the downside scenarios. This adjustment has been fully released as these risks are considered to be adequately captured within assumptions and resulting modelled provisions.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Base case and MES economic assumptions
The Group’s base case economic scenario has been updated to reflect ongoing geopolitical developments and conditions in financial and commodity markets through to the balance sheet date. The Group’s updated base case scenario has four conditioning assumptions. First, developments in global conflicts, technology or financial sector issues do not cause a significant degree of financial market volatility. Second, a drift towards further deglobalisation and financial market fragmentation continues as part of a reordering of global economic relations, adding to economic frictions. Third, the UK’s existing macroeconomic framework for monetary and fiscal policy remains in place, alongside broader continuity on other areas of government policy. Fourth, advancements in AI begin to boost UK productivity growth but worsen the employment outlook in a ‘transitional’ phase around the turn of the decade.
Based on these assumptions and incorporating the economic data published in the second quarter of 2026, the
Group’s base case scenario is for a slow expansion in gross domestic product (GDP) and a further rise in the unemployment rate alongside small gains in residential and commercial property prices. Although inflationary pressures attributable to the conflict in the Middle East are yet to peak, UK Bank Rate is expected to remain on hold during 2026, before reaching a ‘neutral’ policy stance in 2027. Risks around this base case economic view lie in both directions and are largely captured by the generation of alternative economic scenarios.
The Group’s approach to generating alternative economic scenarios is set out in detail in note 19 to the financial statements for the year ended 31 December 2025. The Group has taken into account the latest available information at the reporting date in defining its base case scenario and generating alternative economic scenarios.
The scenarios include forecasts for key variables as at the second quarter of 2026. Actuals for this period, or restatements of past data, may have since emerged prior to publication and have not been included.
Scenarios by year
The key UK economic assumptions made by the Group are shown in the following tables across a number of measures explained below.
Annual assumptions
Gross domestic product (GDP) growth and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices over each year. Unemployment rate and UK Bank Rate are averages over the year.
Five-year average
The five-year average reflects the average annual growth rate, or level, over the five-year period. It includes movements within the current reporting year, such that the position as of 30 June 2026 covers the five years 2026 to 2030. The inclusion of the reporting year within the five-year period reflects the need to predict variables which remain unpublished at the reporting date and recognises that credit models utilise both level and annual changes.
The use of calendar years maintains a comparability between the annual assumptions presented.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)

At 30 June 2026	2026%	2027%	2028%	2029%	2030%	2026 to 2030 average %

Upside
Gross domestic product growth	1.4	2.4	1.9	1.6	1.6	1.8
Unemployment rate	4.8	3.7	3.1	3.1	3.3	3.6
House price growth	1.8	4.5	7.7	7.5	6.0	5.5
Commercial real estate price growth	3.3	6.6	3.1	2.0	0.7	3.1
UK Bank Rate	3.85	4.79	5.19	5.46	5.65	4.99
CPI inflation	3.1	2.5	2.2	2.7	3.0	2.7

Base case
Gross domestic product growth	1.0	1.0	1.5	1.6	1.6	1.4
Unemployment rate	5.2	5.4	5.0	4.7	4.7	5.0
House price growth	0.9	1.2	2.0	3.4	3.4	2.2
Commercial real estate price growth	(0.3)	0.0	0.9	0.8	0.0	0.3
UK Bank Rate	3.75	3.63	3.50	3.50	3.50	3.58
CPI inflation	3.1	2.4	1.8	1.8	2.0	2.2

Downside
Gross domestic product growth	0.6	(1.2)	0.5	1.4	1.7	0.6
Unemployment rate	5.6	7.5	7.7	7.3	7.0	7.0
House price growth	0.0	(2.4)	(5.4)	(3.2)	(1.3)	(2.5)
Commercial real estate price growth	(3.5)	(8.7)	(3.2)	(2.1)	(2.7)	(4.0)
UK Bank Rate	3.65	2.04	1.04	0.71	0.49	1.59
CPI inflation	3.1	2.3	1.2	0.7	0.6	1.6

Severe downside
Gross domestic product growth	0.1	(3.3)	(0.1)	1.2	1.5	(0.1)
Unemployment rate	6.2	10.1	10.4	9.8	9.3	9.2
House price growth	(1.0)	(5.1)	(12.4)	(9.2)	(6.0)	(6.8)
Commercial real estate price growth	(8.6)	(17.8)	(8.7)	(6.5)	(6.1)	(9.6)
UK Bank Rate	3.49	0.64	0.07	0.02	0.01	0.85
CPI inflation	3.1	2.2	0.6	(0.5)	(1.0)	0.9

Probability-weighted
Gross domestic product growth	0.9	0.4	1.1	1.5	1.6	1.1
Unemployment rate	5.3	6.0	5.8	5.5	5.4	5.6
House price growth	0.7	0.5	0.0	1.4	1.8	0.9
Commercial real estate price growth	(1.0)	(2.4)	(0.6)	(0.4)	(1.2)	(1.1)
UK Bank Rate	3.72	3.20	2.93	2.90	2.89	3.13
CPI inflation	3.1	2.3	1.6	1.5	1.6	2.0
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)

At 31 December 2025	2025%	2026%	2027%	2028%	2029%	2025 to 2029 average %

Upside
Gross domestic product growth	1.4	2.0	2.3	1.6	1.6	1.8
Unemployment rate	4.8	4.2	3.2	3.1	3.2	3.7
House price growth	0.8	3.5	7.1	6.9	6.0	4.8
Commercial real estate price growth	1.2	7.9	4.9	1.7	0.8	3.2
UK Bank Rate	4.13	3.94	4.59	5.07	5.33	4.61
CPI inflation	3.4	2.6	2.4	2.8	3.1	2.9

Base case
Gross domestic product growth	1.4	1.2	1.4	1.5	1.6	1.4
Unemployment rate	4.8	5.2	4.8	4.6	4.5	4.8
House price growth	0.8	1.6	1.9	2.2	3.1	1.9
Commercial real estate price growth	1.2	0.6	1.7	0.5	0.2	0.9
UK Bank Rate	4.13	3.44	3.25	3.44	3.50	3.55
CPI inflation	3.4	2.6	2.2	2.2	2.3	2.6

Downside
Gross domestic product growth	1.4	(0.3)	(0.5)	1.1	1.6	0.7
Unemployment rate	4.8	6.6	7.5	7.4	7.0	6.7
House price growth	0.8	(0.2)	(4.7)	(5.7)	(2.8)	(2.6)
Commercial real estate price growth	1.2	(7.1)	(4.2)	(2.7)	(2.3)	(3.1)
UK Bank Rate	4.13	2.74	1.09	0.75	0.52	1.85
CPI inflation	3.4	2.6	2.0	1.4	1.0	2.1

Severe downside
Gross domestic product growth	1.4	(1.9)	(1.8)	0.7	1.4	0.0
Unemployment rate	4.8	8.3	10.2	9.9	9.4	8.5
House price growth	0.8	(1.2)	(11.1)	(12.2)	(7.8)	(6.5)
Commercial real estate price growth	1.2	(17.4)	(9.8)	(7.4)	(5.4)	(8.0)
UK Bank Rate	4.13	1.91	0.10	0.03	0.01	1.24
CPI inflation	3.4	2.6	1.7	0.5	(0.4)	1.6

Probability-weighted
Gross domestic product growth	1.4	0.7	0.8	1.3	1.6	1.2
Unemployment rate	4.8	5.6	5.7	5.5	5.4	5.4
House price growth	0.8	1.3	0.2	(0.2)	1.1	0.6
Commercial real estate price growth	1.2	(1.3)	(0.3)	(0.9)	(0.9)	(0.4)
UK Bank Rate	4.13	3.23	2.69	2.78	2.81	3.13
CPI inflation	3.4	2.6	2.2	2.0	1.9	2.4
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Base case scenario by quarter
Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year.
Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2026	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%	First quarter 2027%	Second quarter 2027%	Third quarter 2027%	Fourth quarter 2027%

Gross domestic product growth	0.6	0.1	0.1	0.2	0.3	0.3	0.3	0.3
Unemployment rate	5.0	5.0	5.2	5.4	5.5	5.4	5.3	5.2
House price growth	0.8	0.5	0.3	0.9	0.6	1.2	1.4	1.2
Commercial real estate price growth	0.8	0.3	(0.2)	(0.3)	(0.3)	(0.2)	(0.1)	0.0
UK Bank Rate	3.75	3.75	3.75	3.75	3.75	3.75	3.50	3.50
CPI inflation	3.1	2.8	3.0	3.3	2.9	2.5	2.0	1.9

At 31 December 2025	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%

Gross domestic product growth	0.7	0.3	0.1	0.3	0.3	0.3	0.4	0.4
Unemployment rate	4.5	4.7	5.0	5.1	5.3	5.3	5.2	5.1
House price growth	2.9	2.7	1.3	0.8	1.3	1.6	1.6	1.6
Commercial real estate price growth	2.5	2.6	2.6	1.2	0.5	0.2	0.1	0.6
UK Bank Rate	4.50	4.25	4.00	3.75	3.75	3.50	3.25	3.25
CPI inflation	2.8	3.5	3.8	3.7	3.3	2.6	2.2	2.2
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Movement in expected credit loss allowance

	Opening ECL at 31 Dec 2025 £m	Write-offs and other £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2026 £m

UK mortgages	731	(101)	39	(62)	669
Credit cards	603	(222)	264	42	645
Other Retail	991	(271)	262	(9)	982
Retail	2,325	(594)	565	(29)	2,296
Commercial Banking	875	(72)	47	(25)	850
Other	1	–	–	–	1
Total	3,201	(666)	612	(54)	3,147

	Opening ECL at 31 Dec 2024 £m	Write-offs and other £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2025 £m

UK mortgages	852	(10)	(133)	(143)	709
Credit cards	674	(215)	200	(15)	659
Other Retail	950	(215)	275	60	1,010
Retail	2,476	(440)	342	(98)	2,378
Commercial Banking	976	(80)	99	19	995
Other	1	(1)	1	–	1
Total	3,453	(521)	442	(79)	3,374

	Opening ECL at 30 Jun 2025 £m	Write-offs and other £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 31 Dec 2025 £m

UK mortgages	709	(51)	73	22	731
Credit cards	659	(177)	121	(56)	603
Other Retail	1,010	(217)	198	(19)	991
Retail	2,378	(445)	392	(53)	2,325
Commercial Banking	995	(80)	(40)	(120)	875
Other	1	2	(2)	–	1
Total	3,374	(523)	350	(173)	3,201

The total allowance for expected credit losses includes £250 million (30 June 2025: £211 million; 31 December 2025:
£243 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor
Finance business.